Related-party transactions and balances, Transactions Carried out with Related Parties (Details)										1 Months Ended	12 Months Ended
		Nov. 09, 2023 MXN ($)	Sep. 26, 2023 USD ($)	May 05, 2023 MXN ($)	Apr. 14, 2023 MXN ($)	Mar. 01, 2023 USD ($)	Feb. 10, 2023 MXN ($)	Feb. 09, 2023 MXN ($)	May 02, 2021 MXN ($)	Mar. 31, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Apr. 14, 2023 USD ($)	Feb. 10, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Receivable - Affiliate: [abstract]
Total related parties receivable											$ 143,549,146				$ 0
Payable - Affiliate: [abstract]
Current portion											133,002,659				68,343,487
Long term portion											87,302,929				206,145,860
Total related parties payable											$ 220,305,588				274,489,347
Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Debt maturity											February 5, 2033
Elias Sacal Cababie [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[1]										$ 104,029,840				0
Elias Sacal Cababie [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties					$ 2,000,000
Elias Sacal Cababie [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates					28 days
Annual interest rate					3.00%								3.00%
Elias Sacal Cababie [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties													$ 438,611
Elias Sacal Cababie [Member] | Murano P.V. [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates					3 months
Annual interest rate					3.00%								3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties								$ 7,900,000
Elias Sacal Cababie [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates								28 days
Annual interest rate								3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties														$ 2,865,000
Elias Sacal Cababie [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates							3 days
Annual interest rate							3.00%							3.00%
Elias Sacal Cababie [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties			$ 3,200,000
Elias Sacal Cababie [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates			3 days
Annual interest rate			3.00%
E.S. Agrupacion S. A. de C. V. [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[1]										35,582,383				0
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties				$ 30,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates				28 days
Annual interest rate				3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member]
Payable - Affiliate: [abstract]
Loans to related parties													$ 359,368
E.S. Agrupacion S. A. de C. V. [Member] | Murano P.V. [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates					3 months
Annual interest rate					3.00%								3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties							$ 9,620,660
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates							28 days
Annual interest rate							3.00%							3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties										$ 453,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates										3 months
Annual interest rate										3.00%
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member]
Payable - Affiliate: [abstract]
Loans to related parties		$ 10,000,000
E.S. Agrupacion S. A. de C. V. [Member] | Murano World [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates		28 days
Annual interest rate		3.00%
Marcos Sacal Cohen [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[2]										540,031				0
Marcos Sacal Cohen [Member] | Short-Term Loan Agreement [Member]
Payable - Affiliate: [abstract]
Loans to related parties											$ 492,000
Debt maturity											May 5, 2023
Marcos Sacal Cohen [Member] | Short-Term Loan Agreement [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates											28 days
Annual interest rate											3.00%	3.00%
Edgar Armando Padilla Perez [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[3]										$ 1,700,466				0
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member]
Payable - Affiliate: [abstract]
Loans to related parties				$ 1,546,669
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates				28 days
Annual interest rate				3.00%
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member]
Payable - Affiliate: [abstract]
Loans to related parties				$ 4,400
Edgar Armando Padilla Perez [Member] | Short-Term Loan Agreement [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates				28 days
Annual interest rate				3.00%
Ruben Alvarez Laris [Member]
Receivable - Affiliate: [abstract]
Total related parties receivable	[4]										1,696,426				0
Ruben Alvarez Laris [Member] | Short-Term Loan Agreement [Member]
Payable - Affiliate: [abstract]
Loans to related parties				$ 1,547,609
Ruben Alvarez Laris [Member] | Short-Term Loan Agreement [Member] | TIIE [Member]
Payable - Affiliate: [abstract]
Term of variable rates				28 days
Annual interest rate				3.00%
Impulsora Turistica de Vallarta, S. A. de C. V. [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[5]										39,121,151				58,078,077
Impulsora Turistica de Vallarta, S. A. de C. V. [Member] | Short-Term Loan Agreement [Member]
Payable - Affiliate: [abstract]
Loans from related parties									$ 97,500,000
Annual interest rate									17.75%
Termination period									36 months
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[6]										$ 0				71,179,852
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Annual interest rate											16.75%	16.75%
Debt maturity											2024
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Payable - Affiliate: [abstract]
Loans from related parties											$ 200,000,000
Sofoplus S.A.P.I de C. V., SOFOM ER [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[7]										$ 171,153,445				145,231,418
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member]
Payable - Affiliate: [abstract]
Annual interest rate											15.00%	15.00%
Debt maturity											2025
Sofoplus S.A.P.I de C. V., SOFOM ER [Member] | Syndicated Secured Mortgage Loan [Member] | Maximum [Member]
Payable - Affiliate: [abstract]
Loans from related parties												$ 30,000,000
BVG Infraestructura, S. A. de C. V. [Member]
Payable - Affiliate: [abstract]
Total related parties payable	[8]										$ 10,030,992				$ 0
BVG Infraestructura, S. A. de C. V. [Member] | Short-Term Loan Agreement [Member] | Inmobiliaria Insurgentes [Member]
Payable - Affiliate: [abstract]
Loans from related parties						$ 2,865,000
BVG Infraestructura, S. A. de C. V. [Member] | Short-Term Loan Agreement [Member] | Inmobiliaria Insurgentes [Member] | SOFR [Member]
Payable - Affiliate: [abstract]
Term of variable rates						3 months
Annual interest rate						3.00%

[1]	This balance is composed of several loan agreements as follows:
[2]	Short-term loan agreement for $492,000 dated on May 5, 2023 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.
[3]	This balance is composed of a couple of loan agreements as follows: On May 5, 2023 Murano Management, S. A. de C. V. granted a short-term loan of $1,546,669 (Mexican pesos) with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3% and on May 5, 2023 Murano Management, S. A. de C. V. granted a short-term loan of $4,400 (Mexican pesos) with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.
[4]	Short-term loan agreement granted by Murano Management, S. A. de C. V. for $1,547,609 dated on May 5, 2023 with a maturity of a year and accrues interest at a rate of TIIE 28 days plus a spread of 3%.
[5]	Loan agreement signed on May 2, 2021 with a 36-month termination period. The amount of the loan is $97,500,000 and it causes interest at the annual rate of 17.75%.
[6]	Syndicated secured mortgage loan for up to $200,000,000 which matures in 2024 and causes interest at the annual rate of 16.75% for which the major shareholders are joint obligors. On September 14, 2023 the outstanding balance of this loan was paid to the lender.
[7]	Syndicated secured mortgage loan for up to U.S.$30,000,000 which matures in 2025 and causes interest at the annual rate of 15.00% for which the major shareholders are joint obligors.
[8]	On March 1, 2023, Inmobiliaria Insurgentes granted a short-term loan of U.S.$2,865,000 with a maturity of a year and accrues interest at a rate of 3M SOFR plus a spread of 3%.